INTERIM FINANCIAL DATA	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
INTERIM FINANCIAL DATA	INTERIM FINANCIAL DATAThe Unaudited Condensed Consolidated Interim Financial Statements of Frontline Ltd. (“Frontline” or the “Company”) have been prepared on the same basis as the Company’s Audited Consolidated Financial Statements and, in the opinion of management, include all material adjustments, consisting only of normal recurring adjustments considered necessary for a fair statement of the Company's financial statements, in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The Unaudited Condensed Consolidated Interim Financial Statements should be read in conjunction with the Annual Consolidated Financial Statements and accompanying Notes included in the Annual Report on Form 20-F for the year ended December 31, 2021, filed with the Securities and Exchange Commission on March 17, 2022. The Unaudited Condensed Consolidated Interim Financial Statements do not include all the disclosures required by US GAAP. The results of operations for the interim period ended June 30, 2022 are not necessarily indicative of the results for the year ending December 31, 2022. The year-end Condensed Consolidated Balance Sheet was derived from audited financial information, but does not include all disclosures required by US GAAP.